Securities (Tables)	12 Months Ended
Dec. 31, 2018
Securities [Abstract]
Schedule of securities
As at December 31:	2018	2017
Short-term securities
Equity securities at FVTPL, publicly traded	$1,072	$6
Debt securities at FVOCI	6,328	—
Debt securities available for sale	—	5,121
	$7,400	$5,127
Long-term securities
Equity securities at FVTPL, publicly traded	$701	$—
Equity securities at FVTPL, privately held	4001	—
Equity securities available for sale, publicly traded	—	771
	$4,702	$771